Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories

Note 3 - Inventories

The inventories as of June 30, 2025 and December 31, 2024 totaled $1,578,678 and $2,824,353, respectively, and consisted entirely of finished goods.

Inventories are stated at the lower of cost and net realizable value, with cost determined on a weighted-average basis. Write-down of potential obsolete or slow moving inventories is recorded based on management’s assumptions about future demands and market conditions. For the six months ended June 30, 2025 and 2024, the Company wrote-down $4,671 and $44,253 of slow-moving inventory, respectively; and $990 and $5,271 of slow-moving inventory for the three months ended June 30, 2025 and 2024, respectively. The inventory write-down is included in “Cost of Sales” in the consolidated statements of operations.

Note 3 - Inventories

The inventories as of December 31, 2024 and 2023 totaled $2,824,353 and $2,213,311, respectively, and consisted entirely of finished goods.

Inventories are stated at the lower of cost and net realizable value, with cost determined on a weighted-average basis. Write-down of potential obsolete or slow moving inventories is recorded based on management’s assumptions about future demands and market conditions. For the year ended December 31, 2024 and 2023, the Company wrote-down $56,583 and $140,131 of slow-moving inventory, respectively. The inventory write-down is included in “Cost of Sales” in the consolidated statements of operations.